Stock-Based Compensation - Summary of Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 0	$ 0	$ 57	$ 0	$ 0	$ 0
Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense			57	0
General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense			0	0
IKENA ONCOLOGY INC
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	458	1,279	1,362	3,280	5,295	7,632
IKENA ONCOLOGY INC | Research and Development
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	45	400	192	1,177	1,655	3,937
IKENA ONCOLOGY INC | General and Administrative
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	413	879	994	1,840	3,377	$ 3,695
IKENA ONCOLOGY INC | Restructuring and Other Charges
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total stock-based compensation expense	$ 0	$ 0	$ 176	$ 263	$ 263